SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized tax benefits	$ 0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0	$ 0
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%
Provision for income taxes	$ 4,789,638	$ 3,745,855	$ 4,820,451	$ 7,250,191	$ 121,810
Aldel Financial Inc.
Unrecognized tax benefits	0
Unrecognized tax benefits accrued for interest and penalties	0
Provision for income taxes	$ 0